5. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	June 30,	December 31,
	2013	2012
	(unaudited)

Temporary advances to employees	$289	$197
Prepaid interest expenses	437	51
Prepaid rent	1,302	1,632
Prepaid other taxes	24	81
Prepaid fuel charges	42	46
Prepaid insurance	—	1,365
Other current assets	9,197	1,140
Total	$11,291	$4,512